Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
December 31, 2024
EMQ-NPRT1-0225
1.876938.116
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paladin Energy Ltd (b)	101,305	474,033
BRAZIL - 4.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	1,296	2,203,770
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	278,700	787,669
TOTAL CONSUMER DISCRETIONARY		2,991,439

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Raia Drogasil SA	3,059,800	10,896,283
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA ADR	478,700	5,667,808
Petroleo Brasileiro SA ADR	410,500	5,279,030
PRIO SA/Brazil	938,600	6,099,985
		17,046,823
Financials - 1.0%
Banks - 0.8%
Itau Unibanco Holding SA ADR	3,672,075	18,213,492
Capital Markets - 0.2%
XP Inc Class A	504,619	5,979,735
TOTAL FINANCIALS		24,193,227

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	2,824,847	1,019,677
Pharmaceuticals - 0.0%
Hypera SA	246,564	721,989
TOTAL HEALTH CARE		1,741,666

Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	1,388,775	7,238,531
Rumo SA	2,344,000	6,768,853
		14,007,384
Materials - 1.2%
Metals & Mining - 1.1%
Metalurgica Gerdau SA	4,773,300	7,919,636
Vale SA ADR	2,051,015	18,192,503
		26,112,139
Paper & Forest Products - 0.1%
Dexco SA	2,623,228	2,530,725
TOTAL MATERIALS		28,642,864

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	134,100	390,935
Utilities - 0.7%
Electric Utilities - 0.5%
Equatorial Energia SA	1,389,625	6,163,266
Isa Energia Brasil sa	661,000	2,461,958
Transmissora Alianca de Energia Eletrica S/A unit	496,900	2,643,012
		11,268,236
Independent Power and Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	506,400	2,909,944
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	107,700	1,542,843
TOTAL UTILITIES		15,721,023

TOTAL BRAZIL		115,631,644
CANADA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Barrick Gold Corp (United States)	494,100	7,658,550
Capstone Copper Corp (b)	801,300	4,955,690

TOTAL CANADA		12,614,240
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	525,250	10,455,211
CHINA - 28.1%
Communication Services - 5.6%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	8,448,833	1,218,375
Entertainment - 0.3%
Beijing Enlight Media Co Ltd A Shares (China)	1,056,499	1,366,334
Netease Inc ADR	53,216	4,747,399
		6,113,733
Interactive Media & Services - 5.2%
Bilibili Inc ADR (b)	180,142	3,262,372
Kanzhun Ltd ADR	89,309	1,232,464
Kuaishou Technology B Shares (b)(c)(d)	237,983	1,267,032
Tencent Holdings Ltd	2,241,021	119,609,627
Tongdao Liepin Group (b)(c)	490,658	202,160
		125,573,655
Consumer Discretionary - 9.5%
Automobile Components - 0.4%
Fuyao Glass Industry Group Co Ltd A Shares (China)	676,700	5,784,910
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (b)	754,663	3,165,731
		8,950,641
Automobiles - 0.9%
BYD Co Ltd A Shares (China)	58,920	2,281,618
BYD Co Ltd H Shares	337,703	11,486,336
Li Auto Inc A Shares (b)	213,918	2,555,165
Li Auto Inc ADR (b)	86,179	2,067,434
ZEEKR Intelligent Technology Holding Ltd ADR (b)(e)	76,186	2,162,158
		20,552,711
Broadline Retail - 4.5%
Alibaba Group Holding Ltd	4,276,279	45,257,388
JD.com Inc A Shares	848,783	14,737,600
JD.com Inc ADR	280,807	9,735,578
PDD Holdings Inc Class A ADR (b)	391,950	38,015,231
		107,745,797
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc ADR	123,538	7,928,669
Hotels, Restaurants & Leisure - 2.5%
Meituan B Shares (b)(c)(d)	1,902,554	36,992,063
TravelSky Technology Ltd H Shares	2,409,000	3,225,792
Trip.com Group Ltd (b)	14,042	966,375
Trip.com Group Ltd ADR (b)	286,287	19,656,466
		60,840,696
Household Durables - 0.6%
Haier Smart Home Co Ltd A Shares (China)	930,800	3,630,443
Haier Smart Home Co Ltd H Shares	3,094,188	10,811,615
		14,442,058
Textiles, Apparel & Luxury Goods - 0.3%
Li Ning Co Ltd	2,832,324	6,002,595
TOTAL CONSUMER DISCRETIONARY		226,463,167

Consumer Staples - 1.6%
Beverages - 1.0%
China Resources Beer Holdings Co Ltd	1,344,166	4,375,515
Kweichow Moutai Co Ltd A Shares (China)	50,900	10,627,193
Tsingtao Brewery Co Ltd H Shares	1,155,800	8,452,736
		23,455,444
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	503,490	1,664,424
Food Products - 0.2%
Uni-President China Holdings Ltd	3,662,400	3,682,842
Household Products - 0.1%
C&S Paper Co Ltd A Shares (China)	2,199,900	2,052,418
Personal Care Products - 0.3%
Proya Cosmetics Co Ltd A Shares (China)	603,528	7,003,202
TOTAL CONSUMER STAPLES		37,858,330

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	17,554,000	10,057,786
Financials - 5.1%
Banks - 3.3%
Bank of Ningbo Co Ltd A Shares (China)	1,737,400	5,786,295
China Construction Bank Corp H Shares	65,114,362	53,945,627
China Merchants Bank Co Ltd H Shares	3,665,683	18,879,095
		78,611,017
Insurance - 1.8%
China Life Insurance Co Ltd H Shares	9,396,878	17,761,347
Ping An Insurance Group Co of China Ltd H Shares	4,294,939	25,208,528
		42,969,875
TOTAL FINANCIALS		121,580,892

Health Care - 1.1%
Biotechnology - 0.6%
Akeso Inc (b)(c)(d)	308,719	2,412,783
Beigene Ltd ADR (b)	20,608	3,806,504
Innovent Biologics Inc (b)(c)(d)	577,993	2,723,767
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(e)	37,643	791,473
Zai Lab Ltd (b)	1,073,155	2,827,425
Zai Lab Ltd ADR (b)	32,576	853,165
		13,415,117
Health Care Equipment & Supplies - 0.2%
Angelalign Technology Inc (c)(d)	75,265	570,787
Eyebright Medical Technology Beijing Co Ltd A Shares (China) (b)	62,300	776,942
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	115,053	4,019,333
		5,367,062
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co Ltd A Shares (China)	392,080	711,715
Sinopharm Group Co Ltd H Shares	1,119,532	3,070,312
		3,782,027
Health Care Technology - 0.0%
Medlive Technology Co Ltd (c)(d)	840,245	1,073,207
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	345,423	335,787
Hansoh Pharmaceutical Group Co Ltd (c)(d)	986,010	2,193,772
		2,529,559
TOTAL HEALTH CARE		26,166,972

Industrials - 1.8%
Air Freight & Logistics - 0.1%
ZTO Express Cayman Inc Class A ADR	253,905	4,963,842
Construction & Engineering - 0.4%
China Communications Services Corp Ltd H Shares	7,992,000	4,692,309
Sinopec Engineering Group Co Ltd H Shares	5,051,300	4,377,080
		9,069,389
Machinery - 1.3%
Airtac International Group	234,000	6,008,230
Haitian International Holdings Ltd	1,813,000	4,925,457
Shenzhen Inovance Technology Co Ltd A Shares (China)	1,005,500	8,069,512
Sinotruk Hong Kong Ltd	1,738,000	5,102,123
Yangzijiang Shipbuildling (Holdings) Ltd	2,780,200	6,087,063
		30,192,385
TOTAL INDUSTRIALS		44,225,616

Information Technology - 1.4%
Communications Equipment - 0.0%
Zhongji Innolight Co Ltd A Shares (China)	29,028	491,174
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	232,700	6,030,336
Flat Glass Group Co Ltd A Shares (China)	822,400	2,218,424
		8,248,760
Software - 0.0%
Glodon Co Ltd A Shares (China)	381,900	615,280
Technology Hardware, Storage & Peripherals - 1.1%
Xiaomi Corp B Shares (b)(c)(d)	5,539,497	24,295,208
TOTAL INFORMATION TECHNOLOGY		33,650,422

Materials - 0.3%
Construction Materials - 0.3%
China Jushi Co Ltd A Shares (China)	5,546,004	8,654,056
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Overseas Land & Investment Ltd	746,960	1,192,574
China Resources Land Ltd	1,257,200	3,650,204
ESR Group Ltd (c)(d)	727,400	1,118,263
KE Holdings Inc ADR	211,200	3,890,304
Longfor Group Holdings Ltd (c)(d)	319,500	411,374
		10,262,719
Utilities - 0.9%
Gas Utilities - 0.7%
China Gas Holdings Ltd	3,970,624	3,461,096
ENN Energy Holdings Ltd	904,000	6,423,619
Kunlun Energy Co Ltd	5,880,000	6,359,499
		16,244,214
Water Utilities - 0.2%
Guangdong Investment Ltd	4,818,000	4,162,512
TOTAL UTILITIES		20,406,726

TOTAL CHINA		672,232,449
GREECE - 0.5%
Financials - 0.5%
Banks - 0.5%
Alpha Services and Holdings SA	4,890,201	8,190,937
Piraeus Financial Holdings SA	801,529	3,190,360

TOTAL GREECE		11,381,297
HONG KONG - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	9,169,702	549,002
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	191,360	1,845,437
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kerry Properties Ltd	545,000	1,091,874
TOTAL HONG KONG		3,486,313
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	59,678	1,562,621
INDIA - 17.2%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	943,218	17,499,043
Consumer Discretionary - 2.3%
Automobiles - 0.5%
Hyundai Motor India Ltd (f)	21,000	443,181
Hyundai Motor India Ltd	34,375	725,445
Mahindra & Mahindra Ltd	283,177	9,950,066
		11,118,692
Hotels, Restaurants & Leisure - 1.8%
MakeMyTrip Ltd (b)	68,048	7,640,429
Swiggy Ltd (b)	1,039,744	6,571,485
Swiggy Ltd (f)	70,471	445,397
Zomato Ltd (b)	8,699,971	28,265,770
		42,923,081
Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	1,829,487	10,339,050
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Coal India Ltd	1,798,800	8,074,280
Petronet LNG Ltd	966,468	3,909,621
Reliance Industries Ltd	2,432,894	34,552,573
		46,536,474
Financials - 5.3%
Banks - 3.5%
HDFC Bank Ltd/Gandhinagar	2,671,884	55,276,206
ICICI Bank Ltd	1,963,188	29,344,658
		84,620,864
Consumer Finance - 1.2%
Bajaj Finance Ltd	208,468	16,620,148
Shriram Finance Ltd	348,009	11,748,452
		28,368,600
Insurance - 0.6%
HDFC Life Insurance Co Ltd (c)(d)	2,077,345	14,977,837
TOTAL FINANCIALS		127,967,301

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	48,992	4,176,870
Max Healthcare Institute Ltd	64,200	846,295
		5,023,165
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd	67,698	4,824,367
SAI Life Sciences Ltd (c)	3,705	32,521
		4,856,888
Pharmaceuticals - 0.6%
Mankind Pharma Ltd (b)	74,167	2,496,224
Sun Pharmaceutical Industries Ltd	350,771	7,731,541
Torrent Pharmaceuticals Ltd	88,042	3,456,653
		13,684,418
TOTAL HEALTH CARE		23,564,471

Industrials - 1.8%
Aerospace & Defense - 1.1%
Bharat Electronics Ltd	3,818,500	13,079,852
Hindustan Aeronautics Ltd (c)	239,900	11,712,650
		24,792,502
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	425,451	17,934,697
TOTAL INDUSTRIALS		42,727,199

Information Technology - 1.8%
IT Services - 1.8%
Infosys Ltd	977,128	21,412,581
Infosys Ltd ADR	221,895	4,863,938
Tata Consultancy Services Ltd	332,220	15,895,660
		42,172,179
Materials - 0.9%
Construction Materials - 0.6%
JK Cement Ltd	248,698	13,354,134
Metals & Mining - 0.3%
Tata Steel Ltd	5,515,000	8,896,148
TOTAL MATERIALS		22,250,282

Real Estate - 0.2%
Office REITs - 0.1%
Embassy Office Parks REIT	381,252	1,646,108
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (b)	61,600	2,005,672
Sunteck Realty Ltd	130,994	777,333
		2,783,005
TOTAL REAL ESTATE		4,429,113

Utilities - 0.9%
Electric Utilities - 0.5%
Power Grid Corp of India Ltd	2,896,841	10,449,161
Gas Utilities - 0.0%
Mahanagar Gas Ltd (c)	69,213	1,038,743
Independent Power and Renewable Electricity Producers - 0.4%
NTPC Ltd	2,447,011	9,531,395
TOTAL UTILITIES		21,019,299

TOTAL INDIA		412,546,184
INDONESIA - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	6,182,600	1,034,880
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	40,997,300	7,230,502
Food Products - 0.2%
First Resources Ltd	5,355,200	5,842,821
TOTAL CONSUMER STAPLES		13,073,323

Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	36,358,408	21,792,981
Bank Rakyat Indonesia Persero Tbk PT	37,134,550	9,374,566
		31,167,547
TOTAL INDONESIA		45,275,750
KOREA (SOUTH) - 7.4%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Kakao Corp	68,644	1,751,839
NAVER Corp	69,494	9,234,323
Webtoon Entertainment Inc	87,311	1,185,683
		12,171,845
Consumer Discretionary - 0.9%
Automobiles - 0.6%
Hyundai Motor Co	28,669	4,053,365
Kia Corp	154,780	10,430,675
		14,484,040
Hotels, Restaurants & Leisure - 0.1%
Delivery Hero SE (b)(c)(d)	59,440	1,669,803
Household Durables - 0.2%
Coway Co Ltd	113,490	5,099,493
TOTAL CONSUMER DISCRETIONARY		21,253,336

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Amorepacific Corp	73,150	5,155,242
Financials - 0.9%
Banks - 0.6%
KB Financial Group Inc	241,382	13,536,362
Financial Services - 0.0%
Kakao Pay Corp (b)	27,317	478,801
Insurance - 0.3%
Samsung Life Insurance Co Ltd	117,411	7,482,256
TOTAL FINANCIALS		21,497,419

Health Care - 0.5%
Biotechnology - 0.2%
Celltrion Inc	40,014	5,021,735
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	15,293	747,709
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(c)(d)	10,269	6,552,892
TOTAL HEALTH CARE		12,322,336

Industrials - 0.4%
Electrical Equipment - 0.2%
LS Electric Co Ltd	40,840	4,402,121
Industrial Conglomerates - 0.2%
LG Corp	108,822	5,251,029
TOTAL INDUSTRIALS		9,653,150

Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	243,647	27,804,378
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co Ltd	1,887,394	67,077,135
TOTAL INFORMATION TECHNOLOGY		94,881,513

TOTAL KOREA (SOUTH)		176,934,841
KUWAIT - 0.4%
Financials - 0.4%
Banks - 0.4%
Kuwait Finance House KSCP	4,098,699	9,917,708
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(g)(h)	161,297	287,109
Jumo World Ltd (b)(g)	161	0

TOTAL MAURITIUS		287,109
MEXICO - 1.7%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Wal-Mart de Mexico SAB de CV Series V	3,724,300	9,804,174
Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	2,942,232	18,904,169
Materials - 0.3%
Construction Materials - 0.3%
Cemex SAB de CV ADR	1,432,900	8,081,556
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,305,300	1,297,099
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV	558,100	1,424,224
TOTAL MEXICO		39,511,222
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (c)(d)	78,985	1,217,431
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	74,534	6,550,048
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	77,309	14,172,286
PHILIPPINES - 0.3%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
SM Investments Corp	250,000	3,845,378
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	4,301,700	1,928,139
SM Prime Holdings Inc	3,547,200	1,525,626
		3,453,765
TOTAL PHILIPPINES		7,299,143
POLAND - 0.7%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	68,595	3,179,631
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Allegro.eu SA (b)(c)(d)	644,150	4,223,423
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	1,218	4,585,710
TOTAL CONSUMER DISCRETIONARY		8,809,133

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(c)(d)	44,100	4,162,070
TOTAL POLAND		16,150,834
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	160,904	1,020,131
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	49,700	1,262,354
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(g)	782,800	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	794,750	0
Sberbank of Russia PJSC ADR (b)(g)	1,468,992	15
		15
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(c)(g)	433,400	4
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(g)	6,300	0
TOTAL RUSSIA		27
SAUDI ARABIA - 3.8%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Saudi Arabian Oil Co (c)(d)	2,091,800	15,615,849
Financials - 2.9%
Banks - 2.6%
Al Rajhi Bank	1,132,909	28,523,232
Alinma Bank	1,805,816	13,913,443
Saudi National Bank/The	2,066,998	18,373,805
		60,810,480
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	151,260	8,333,108
TOTAL FINANCIALS		69,143,588

Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	211,600	6,251,024
TOTAL SAUDI ARABIA		91,010,461
SINGAPORE - 1.5%
Communication Services - 1.5%
Entertainment - 1.5%
Sea Ltd Class A ADR (b)	340,184	36,093,522
SOUTH AFRICA - 3.7%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Naspers Ltd Class N	130,730	28,951,139
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Pick n Pay Stores Ltd (b)	3,701,602	6,063,968
Shoprite Holdings Ltd	778,841	12,112,544
		18,176,512
Financials - 1.2%
Banks - 0.7%
Capitec Bank Holdings Ltd	95,583	15,878,749
Financial Services - 0.5%
FirstRand Ltd	3,032,437	12,163,700
TOTAL FINANCIALS		28,042,449

Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd	307,300	4,289,252
Materials - 0.4%
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd (b)	1,869,600	8,741,211
TOTAL SOUTH AFRICA		88,200,563
TAIWAN - 18.4%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	3,182,000	7,841,889
Financials - 1.2%
Banks - 0.6%
CTBC Financial Holding Co Ltd	12,034,713	14,321,115
Insurance - 0.6%
Cathay Financial Holding Co Ltd	7,085,399	14,731,111
TOTAL FINANCIALS		29,052,226

Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp (b)	110,957	2,077,922
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	441,390	8,209,239
Information Technology - 16.4%
Electronic Equipment, Instruments & Components - 1.6%
Chroma ATE Inc	133,000	1,654,201
Delta Electronics Inc	323,000	4,226,215
E Ink Holdings Inc	773,000	6,434,127
Hon Hai Precision Industry Co Ltd	4,482,000	25,047,747
Unimicron Technology Corp	357,261	1,530,267
		38,892,557
Semiconductors & Semiconductor Equipment - 14.1%
Alchip Technologies Ltd	32,000	3,186,997
ASE Technology Holding Co Ltd	2,264,570	11,115,789
eMemory Technology Inc	85,643	8,746,580
Global Unichip Corp	13,000	536,544
King Yuan Electronics Co Ltd	750,107	2,538,887
MediaTek Inc	402,324	17,289,212
Taiwan Semiconductor Manufacturing Co Ltd	8,990,203	292,070,709
		335,484,718
Technology Hardware, Storage & Peripherals - 0.7%
Asia Vital Components Co Ltd	253,948	4,788,842
Quanta Computer Inc	722,225	6,283,442
Wiwynn Corp	63,700	5,055,046
		16,127,330
TOTAL INFORMATION TECHNOLOGY		390,504,605

Materials - 0.1%
Chemicals - 0.1%
Formosa Plastics Corp	2,298,000	2,485,196
TOTAL TAIWAN		440,171,077
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	445,700	510,544
THAILAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
PTT Global Chemical PCL	10,005,300	7,079,990
UNITED ARAB EMIRATES - 1.5%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	4,366,563	6,336,364
Financials - 0.8%
Banks - 0.8%
Abu Dhabi Commercial Bank PJSC	2,705,331	7,674,698
Abu Dhabi Islamic Bank PJSC	1,857,030	6,987,151
Dubai Islamic Bank PJSC	2,647,300	5,110,019
		19,771,868
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	664,100	1,388,570
Emaar Properties PJSC	2,247,478	7,862,701
		9,251,271
TOTAL UNITED ARAB EMIRATES		35,359,503
UNITED KINGDOM - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc (South Africa)	284,900	6,371,973
UNITED STATES - 1.2%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Tenaris SA ADR	180,100	6,805,979
Health Care - 0.1%
Biotechnology - 0.1%
Legend Biotech Corp ADR (b)	102,763	3,343,908
Materials - 0.8%
Construction Materials - 0.8%
Titan Cement International SA	425,630	17,591,465
TOTAL UNITED STATES		27,741,352
TOTAL COMMON STOCKS (Cost $1,846,775,799)		2,292,521,861

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Creditas Financial Solutions Ltd 5% 7/28/2027 (g)(h) (Cost $2,066,600)	2,066,600	1,925,657

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
ByteDance Ltd Series E1 (b)(g)(h)	30,246	7,490,725
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(g)(h)	52,588	441,213
TOTAL CHINA		7,931,938
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (g)(h)	14,381	790,524
Meesho Series E (g)(h)	2,396	131,708
Meesho Series E1 (g)(h)	2,520	138,524
Meesho Series F (b)(g)(h)	36,087	2,018,346

TOTAL INDIA		3,079,102
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(g)(h)	44,950	356,453
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,890,417)		11,367,493

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $4,352,138)	65,895	6,886,318

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	93,807,130	93,825,892
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	1,677,882	1,678,050
TOTAL MONEY MARKET FUNDS (Cost $95,503,558)			95,503,942

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,957,588,512)	2,408,205,271
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(14,871,025)
NET ASSETS - 100.0%	2,393,334,246

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $136,701,691 or 5.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,715,613 or 5.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $888,578 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Level 3 security
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,580,259 or 0.6% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	2,066,600

dMed Biopharmaceutical Co Ltd Series C	12/01/20	746,915

Gupshup Inc	6/08/21	1,027,791

Jumo World Holding Limited	9/06/23	161,297

Meesho Series D2	7/15/24	805,336

Meesho Series E	7/15/24	134,176

Meesho Series E1	4/18/24	141,120

Meesho Series F	9/21/21 - 7/15/24	2,720,898

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
Hyundai Motor India Ltd	2025-01-17

Swiggy Ltd	2025-02-10

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,748,606	326,120,198	258,042,912	562,534	-	-	93,825,892	93,807,130	0.2%
Fidelity Securities Lending Cash Central Fund	12,631,369	64,546,701	75,500,020	50,452	-	-	1,678,050	1,677,882	0.0%
Total	38,379,975	390,666,899	333,542,932	612,986	-	-	95,503,942	95,485,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.